Investment Objectives and Goals - Bitwise Proficio Currency Debasement ETF	Jan. 15, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Bitwise Proficio Currency Debasement ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to provide capital appreciation.